ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%

Aerospace/Defense – 4.8%
Northrop Grumman Corp.	1,016	$469,107
Raytheon Technologies Corp.	3,287	321,896
Total Aerospace/Defense		791,003

Apparel – 1.9%
NIKE, Inc., Class B	2,576	315,921

Auto Manufacturers – 10.2%
Polestar Automotive Holding UK PLC, Class A (Hong Kong)*(a)	51,430	194,920
Tesla, Inc.*	7,118	1,476,700
Total Auto Manufacturers		1,671,620

Auto Parts & Equipment – 0.8%
Luminar Technologies, Inc.*(b)	20,731	134,544

Chemicals – 1.7%
Sociedad Quimica y Minera de Chile SA (Chile)(a)	3,480	282,089

Computers – 5.0%
Apple, Inc.	4,952	816,585

Diversified Financial Services – 4.3%
LPL Financial Holdings, Inc.	3,522	712,853

Electric – 1.4%
NextEra Energy, Inc.	3,086	237,869

Energy - Alternate Sources – 5.1%
Enphase Energy, Inc.*	1,092	229,626
SolarEdge Technologies, Inc.*	1,425	433,129
SunPower Corp.*	12,316	170,453
Total Energy - Alternate Sources		833,208

Healthcare - Products – 1.3%
Thermo Fisher Scientific, Inc.	364	209,799

Home Builders – 1.5%
Lennar Corp., Class A	2,379	250,057

Internet – 6.8%
Alphabet, Inc., Class C*	3,560	370,240
Netflix, Inc.*	2,193	757,638
Total Internet		1,127,878

Iron/Steel – 1.8%
Steel Dynamics, Inc.	2,602	294,182

Leisure Time – 2.0%
Topgolf Callaway Brands Corp.*	15,028	324,905

Lodging – 9.7%
Las Vegas Sands Corp.*	6,684	383,996
MGM Resorts International	27,205	1,208,446
Total Lodging		1,592,442

Machinery - Diversified – 3.9%
Deere & Co.	1,554	641,615

Media – 4.4%
Walt Disney Co. (The)*	7,254	726,343

Mining – 1.8%
MP Materials Corp.*	10,703	301,718

Pharmaceuticals – 3.7%
Novo Nordisk A/S (Denmark)(a)	1,947	309,845
Zoetis, Inc.	1,806	300,591
Total Pharmaceuticals		610,436

REITS – 4.7%
Prologis, Inc.	2,092	261,019
VICI Properties, Inc.	15,598	508,807
Total REITS		769,826

Retail – 1.4%
Home Depot, Inc. (The)	788	232,554

Semiconductors – 9.9%
ASML Holding NV (Netherlands)	604	411,149
NVIDIA Corp.	3,067	851,920
ON Semiconductor Corp.*	4,402	362,373
Total Semiconductors		1,625,442

Software – 9.0%
Activision Blizzard, Inc.	1,033	88,414
Microsoft Corp.	3,371	971,859
ROBLOX Corp., Class A*	9,314	418,944
Total Software		1,479,217

Venture Capital – 2.3%
Blackstone, Inc.	4,331	380,435

Total Common Stocks
(Cost $18,257,679)		16,362,541

MONEY MARKET FUNDS – 1.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(c)	131,248	131,248
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(c)(d)	133,756	133,756

Total Money Market Funds
(Cost $265,004)		265,004

Total Investments – 101.0%
(Cost $18,522,683)		16,627,545
Liabilities in Excess of Other Assets – (1.0%)		(167,950)
Net Assets – 100.0%		$16,459,595

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $133,908; the aggregate market value of the collateral held by the fund is $133,756.
(c)	Rate shown reflects the 7-day yield as of March 31, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,362,541	$-	$-	$16,362,541
Money Market Funds	265,004	-	-	265,004
Total	$16,627,545	$-	$-	$16,627,545

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.8%
Apparel	1.9
Auto Manufacturers	10.2
Auto Parts & Equipment	0.8
Chemicals	1.7
Computers	5.0
Diversified Financial Services	4.3
Electric	1.4
Energy - Alternate Sources	5.1
Healthcare - Products	1.3
Home Builders	1.5
Internet	6.8
Iron/Steel	1.8
Leisure Time	2.0
Lodging	9.7
Machinery - Diversified	3.9
Media	4.4
Mining	1.8
Pharmaceuticals	3.7
REITS	4.7
Retail	1.4
Semiconductors	9.9
Software	9.0
Venture Capital	2.3
Money Market Funds	1.6
Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%